Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Abstract]
Fair value of securities at the time of contribution	¥ 30,473
Unrealized gains	17,836
Gross realized gains	18,514	¥ 750	¥ 329
Gross realized losses	42	1,032	31
Time deposits with original maturities of more than three months	743	3,206
Aggregate cost of non-marketable equity securities accounted for under the cost method	3,760	7,800
Investments in affiliated companies accounted for by the equity method	20,496	21,514
Canon's share of net earnings in affiliated companies accounted for by the equity method, included in other income (deductions)	¥ 1,196	¥ 890	¥ 447